Segmental analysis - Schedule of reconciliation of total operating profit to profit before tax from continuing operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 4,879	£ 4,371	£ 2,401
Share of post-tax results of joint ventures and associates	171	92	58
Finance income	138	50	58
Finance costs	(1,598)	(1,072)	(853)
Profit before tax	3,590	3,441	1,664
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	4,294	3,813	2,427
Share of post-tax results of joint ventures and associates	190	148	66
Finance income	166	65	35
Finance costs	(1,680)	(1,146)	(900)
Profit before tax	2,970	2,880	1,628
Exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	585	558	(26)
Share of post-tax results of joint ventures and associates	(19)	(56)	(8)
Finance income	(28)	(15)	23
Finance costs	82	74	47
Profit before tax	£ 620	£ 561	£ 36